Income Taxes	9 Months Ended
Sep. 30, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Income Taxes

NOTE 10 – INCOME TAXES

PRC

Yangshuo Xing Yuan Lead-Zinc Mine Co. Ltd (“Yangshuo”) is incorporated in the People’s Republic of China and governed by the income tax laws of the PRC. The income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), Chinese enterprises are subject to income tax at a rate of 25% after appropriate tax adjustments.

Under the EIT Laws, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain countries.

Loss before income tax of $52,845, $101,993 and $59,511 for the quarter ended September 30, 2017, year ended December 31, 2016 and 2015 respectively, were attributed to operations in China. The income tax expenses consisted of the following:

	September 30, 2017	December 31, 2016	December 31, 2015
	(unaudited)	(audited)	(audited)
Loss before income tax	$(52,845)	$(101,993)	$(59,511)
Temporary difference	-	-	-
Permanent difference	-	-	-
Taxable loss	$52,845	$(101,993)	$(59,511)
China Enterprise Income Tax Rate	25%	25%	25%
Net Operating Loss	(13,211)	(25,498)	(14,878)
Less: Valuation allowance	13,211	25,498	14,878
Total	$-	$-	$-

No deferred tax has been provided as there are no material temporary differences arising during the quarter ended September 30, 2017, year ended December 31, 2016 and 2015.